UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Media Content | Starz Business of Lions Gate Entertainment Corp
Programming content additions	$ 141.0	$ 359.1	$ 494.0	$ 638.6	$ 565.7